Other relevant events of the year	12 Months Ended
Jun. 30, 2026
Other relevant events of the year
Other relevant events of the year

33. Other relevant events of the year

Exercise of Warrants

During the year ended June 30, 2026, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 4.4 million, equivalent to ARS 7,396 million, were received, for converted warrants of 60,814,974 and a total of 83,595,129 common shares of the Company with a nominal value of ARS 10 were issued with a balance of 149,100 options remaining unexercised, which expired on May 12, 2026.

Dividend Payments – Nuevo Puerto Santa Fe S.A.

At the Unanimous Ordinary General Shareholders’ Meeting held on September 17, 2025, Nuevo Puerto Santa Fe S.A. approved the distribution of ordinary dividends amounting to ARS 2,400, which, restated as of the closing date of these financial statements, amount to ARS 3,205, of which ARS 1,603 corresponded to the Group. The dividend had been fully collected as of the date of these consolidated financial statements.

Additionally, the same Shareholders’ Meeting approved the distribution of an additional dividend, payable in cash and/or in kind, amounting to ARS 2,093, which, restated as of the closing date of these financial statements, amounts to ARS 2,795, of which ARS 1,397 corresponded to the Group. This additional dividend was applied to fully settle the credit facility maintained by Nuevo Puerto Santa Fe S.A. with IRSA.

Dividend Payments – La Rural S.A.

At the General Ordinary Shareholders’ Meeting held on December 18, 2025, La Rural S.A. approved the payment of ordinary dividends in the amount of ARS 3,998, which restated as of the closing date of these financial statements amounts to ARS 4,672, of which ARS 2,336 corresponded to the Group. The dividend was fully collected as of the date of these consolidated financial statements.

At the General Ordinary Shareholders’ Meeting held on April 24, 2026, La Rural S.A. approved the payment of preferred dividends in the amount of ARS 7,599, which restated as of the closing date of these financial statements amounts to ARS 7,909, of which ARS 3,954 corresponded to the Group. The dividend was fully collected as of the date of these consolidated financial statements.

Banco Hipotecario S.A. – Cash dividend payment

On March 30, 2026, the Ordinary and Extraordinary General Shareholders’ Meeting of Banco Hipotecario S.A. approved the payment of a dividend of ARS 12,703 million, which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 14,022 million, of which ARS 4,083 corresponded to the Group. The dividend will be paid in three (3) equal, monthly and consecutive installments, in proportion to each shareholder’s equity interest, calculated in constant currency as of the date of the Ordinary and Extraordinary General Shareholders’ Meeting. As of June 30, 2026, the first installment was collected.